SHAREHOLDERS' EQUITY (Schedule of Shares Capital) (Details) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Ordinary Shares Authorized	250,000,000	250,000,000
Ordinary shares, issued	35,274,888	34,250,590
Ordinary shares, outstanding	35,274,888	34,250,590
Ordinary shares, par value	₪ 0.01	₪ 0.01